Securitizations and Variable Interest Entities, Unconsolidated VIEs (Details) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Variable Interest Entity [Line Items]
Total loans		$ 986,167	$ 912,745
Debt and other liabilities	[1]	(1,965,593)	(1,748,779)
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member]
Variable Interest Entity [Line Items]
Assets, nonconsolidated VIE		8,640	171,693
Maximum exposure to loss		6,292	8,937
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Commercial real estate loans [Member]
Variable Interest Entity [Line Items]
Assets, nonconsolidated VIE		4,998	5,289
Maximum exposure to loss		5,839	5,984
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Other [Member]
Variable Interest Entity [Line Items]
Assets, nonconsolidated VIE		1,057	1,186
Maximum exposure to loss		169	234
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Nonconforming mortgage loan securitizations [Member]
Variable Interest Entity [Line Items]
Assets, nonconsolidated VIE		2,585	165,218
Maximum exposure to loss		284	2,719
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Loans [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		4,984	5,342
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Loans [Member] | Commercial real estate loans [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		4,984	5,275
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Loans [Member] | Other [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		0	67
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Loans [Member] | Nonconforming mortgage loan securitizations [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		0	0
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Debt securities [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		274	2,203
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Debt securities [Member] | Commercial real estate loans [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		0	0
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Debt securities [Member] | Other [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		0	0
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Debt securities [Member] | Nonconforming mortgage loan securitizations [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		274	2,203
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | All other assets [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		36	536
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | All other assets [Member] | Commercial real estate loans [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		14	14
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | All other assets [Member] | Other [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		12	10
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | All other assets [Member] | Nonconforming mortgage loan securitizations [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		10	512
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Debt, guarantees, and other commitments [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		998	856
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Debt, guarantees, and other commitments [Member] | Commercial real estate loans [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		841	695
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Debt, guarantees, and other commitments [Member] | Other [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		157	157
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Debt, guarantees, and other commitments [Member] | Nonconforming mortgage loan securitizations [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss		0	4
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Total loans		4,984	5,342
Debt securities		274	2,203
All other assets		36	536
Debt and other liabilities		0	(4)
Net assets		5,294	8,077
Securitizations and Variable Interest Entities Textual [Abstract]
Trading debt securities		29	298
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Carrying value [Member] | Commercial real estate loans [Member]
Variable Interest Entity [Line Items]
Total loans		4,984	5,275
Debt securities		0	0
All other assets		14	14
Debt and other liabilities		0	0
Net assets		4,998	5,289
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Carrying value [Member] | Other [Member]
Variable Interest Entity [Line Items]
Total loans		0	67
Debt securities		0	0
All other assets		12	10
Debt and other liabilities		0	0
Net assets		12	77
VIEs that we do not consolidate [Member] | Excluding resecuritization [Member] | Carrying value [Member] | Nonconforming mortgage loan securitizations [Member]
Variable Interest Entity [Line Items]
Total loans		0	0
Debt securities		274	2,203
All other assets		10	512
Debt and other liabilities		0	(4)
Net assets		$ 284	$ 2,711

[1]	Our consolidated liabilities at December 31, 2025 and 2024, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Long-term debt, $3.8 billion and $2.2 billion; Accrued expenses and other liabilities, $206 million and $124 million; and Total liabilities $4.0 billion and $2.4 billion, respectively.